Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Accounts Payable And Accrued Liabilities
Accounts payable	$ 113	$ 343
Insurance premium note	1,651	0
Accrued interest	5	701
Other	169	224
Total	$ 1,938	$ 1,268